CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 140,596	$ 102,752
Accounts receivable, prepaids and other (Note 7)	37,890	12,651
Value-added and other tax receivables	11,070	13,657
Inventories (Note 8)	217,923	233,971
Assets classified as held for sale (Note 10)	22,021	0
Current assets	429,500	363,031
Long-term investments (Note 9)	2,816	4,155
Value-added tax receivables	25,153	22,185
Mining interests - owned by subsidiaries	2,046,731	2,035,097
Investments in joint ventures and associates (accounted for using the equity method)	130,736	72,078
Other assets (Note 11)	46,799	40,351
Deferred income taxes (Note 19)	1,336	10,907
Total assets	2,683,071	2,547,804
Current
Accounts payable and accrued liabilities	83,370	80,318
Current income and other taxes payable	53,396	66,904
Current portion of long-term debt (Note 12)	26,030	25,008
Current portion of prepaid sales (Note 15)	0	30,000
Current portion of mine restoration provisions (Note 13)	0	3,170
Other current liabilities	2,266	1,850
Total current liabilities	165,062	207,250
Long-term debt (Note 12)	235,821	454,527
Mine restoration provisions (Note 13)	75,419	114,051
Deferred income taxes (Note 19)	145,590	103,384
Employee benefits obligation	4,736	12,063
Other long-term liabilities	4,791	3,676
Total liabilities	631,419	894,951
Shareholders’ equity
Share capital issued: 1,030,399,987 common shares (Dec 31, 2018 – 994,621,917)	2,339,874	2,234,050
Contributed surplus	56,685	70,889
Accumulated other comprehensive loss	(145,071)	(146,153)
Deficit	(261,245)	(547,839)
Equity attributable to owners of parent	1,990,243	1,610,947
Non-controlling interests (Note 16)	61,409	41,906
Total equity	2,051,652	1,652,853
Total equity and liabilities	2,683,071	2,547,804
Commitments (Note 24)